Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent events
On January 8, 2025, the Company granted under the 2024 Equity Plan 391,600 of restricted shares of common stock and options to acquire up to 312,500 shares of common stock to the Company’s CEO and employees of the Manager. The fair value of each share granted was $3.20 which is equal to the market value of the Company’s common stock on that day. 50% of these restricted shares and options vest on January 8, 2026 and the remaining 50% vest on January 8, 2027.
On January 10, 2025, the vessel “Clean Imperial” was delivered to the Company (Note 3).
On March 11, 2025, the Company declared dividends amounting to $435,246 to the holders of the Company’s Series A Preferred Shares.
In April 2025, the Company repaid the remaining
90
% of the purchase price of vessel “Neptulus” and the total purchase price of vessel “Clean Imperial”, amounted on aggregate to $37,300,000 (Notes 3, 16).
On April 26, 2025, the drybulk vessel “Supra Pasha”, 2012 built, was delivered to the Company. The drybulk vessel “Supra Pasha” was agreed to be acquired from company affiliated with members of the family of the Company’s Chief Executive Officer in September 2024 (Notes 3, 16).